Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (24,772,460)	¥ (172,460,914)	¥ (394,797,299)	¥ 422,506,242
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,749,295	26,101,844	36,289,554	32,572,171
Allowance for doubtful accounts	8,802,165	61,278,914	59,214,311	3,997,417
Impairment loss of goodwill		0	267,917,575	0
(Income) loss from equity in affiliates	720,369	5,015,063	113,486,155	(2,579,447)
Gain from disposal of subsidiaries and investment in affiliates	(1,803,994)	(12,559,048)	(1,051,867)
Loss on investment in equity securities	678,504	4,723,612	1,500,000
Share-based compensation	1,376,597	9,583,596	18,108,942	30,455,939
Changes in operating assets and liabilities:
Accounts receivable	4,661,107	32,449,697	(6,713,876)	(1,400,646)
Other receivables	(427,334)	(2,975,011)	9,749,600	48,869,539
Other assets	2,369,770	16,497,858	(10,359,399)	(16,663,128)
Short-term investments - trading securities				5,210,000
Amounts due from related parties	7,390,326	51,449,973	26,800,336	(104,991,509)
Accrued payroll and welfare expenses	(8,369,845)	(58,269,184)	(96,064,627)	110,854,278
Income tax payable	(20,790,282)	(144,737,787)	48,663,004	41,092,965
Other tax payable	(6,078,089)	(42,314,442)	(15,124,159)	(864,098)
Deferred revenue	2,139,169	14,892,464	(3,439,970)	(17,576,440)
Uncertain tax position				(5,938,816)
Return on investment in affiliates				1,364,431
Other current liabilities	(1,665,214)	(11,592,885)	12,567,773	45,400,912
Deferred Revenue from related parties	(12,427,881)	(86,520,421)	(100,647,014)	37,406,237
Deferred taxes	13,815,515	96,180,849	(33,820,672)	(12,188,991)
Net cash provided by (used in) operating activities	(30,632,282)	(213,255,822)	(67,721,633)	617,527,056
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(1,896,609)	(13,203,815)	(9,308,534)	(39,065,784)
Purchase of held-to-maturity investments				(173,745,612)
Collection of held-to-maturity investments			3,680,000	185,342,000
Purchase of long-term investments	(28,728,202)	(200,000,000)		(3,000,000)
Proceeds of long-term investments	4,912,523	34,200,000	4,800,000	8,200,000
Purchase of available-for-sale investments				(3,000,000)
Proceeds from available-for-sale investments				3,000,000
Payment for investment in affiliates	(8,440,317)	(58,759,800)	(215,900,000)	(20,714,800)
Proceeds from disposal of investment in affiliates	1,892,146	13,172,739	218,678,718	3,225,000
Origination of short-term loan			(3,000,000)	(300,000,000)
Collection of short-term loan	574,564	4,000,000		300,000,000
Acquisition of subsidiaries, net of cash payment	(28,728)	(200,000)
Long term prepayment				(1,157,786)
Proceeds from disposal of subsidiary, net of cash disposed	4,883,672	33,999,151	218,171
(Payment) collection of advanced payment for acquisition			125,000	(125,000)
Loan to related parties	(28,728,202)	(200,000,000)	(661,167,166)	(33,000,000)
Collection of loan to related parties	3,034,886	21,128,271	622,850,900
Loan to noncontrolling interest shareholder			(1,858,779)
Net cash used in investing activities	(52,524,267)	(365,663,454)	(40,881,690)	(74,041,982)
Cash flows from financing activities:
Capital contribution from noncontrolling interest shareholder			1,858,779
Dividend paid to Jupai shareholders			(126,355,510)	(111,196,228)
Dividend paid to noncontrolling interest shareholder				(16,152,503)
Purchase of noncontrolling interest shareholder				(5,477,473)
Prepayment of purchase of noncontrolling interests			(200,000)
Proceeds from option exercise	4,257	29,636	3,267,210	11,678,547
Net cash (used in) provided by financing activities	4,257	29,636	(121,429,521)	(121,147,657)
Effect of exchange rate changes	(1,633,158)	(11,369,704)	4,820,616	(17,726,303)
Net increase (decrease) in cash, cash equivalents and restricted cash	(84,785,450)	(590,259,344)	(225,212,228)	404,611,114
Cash, cash equivalents and restricted cash-beginning of the year	187,101,761	1,302,565,042	1,527,777,270	1,123,166,156
Cash, cash equivalents and restricted cash-end of the year	102,316,311	712,305,698	1,302,565,042	1,527,777,270
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 14,579,789	¥ 101,501,575	115,362,823	100,033,351
Non-cash investing and financing activities:
Disposal of a subsidiary included in other receivables			3,000,000	2,000,000
Disposal of an investment included in other receivables			¥ 2,000,000	2,000,000
Purchase of subsidiary shares from noncontrolling interests by settlement of the loan to noncontrolling interest shareholder				¥ 3,297,719